Risk Management - Summary of Exposure to Volatility of Exchange Rate of its Functional Currency Against US Dollar (Details) - Exchange Rate Risks - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of financial risk management [line items]
Financial assets	$ 13,643,181	$ 15,090,609	$ 7,895,480
Financial liabilities	(287,343,524)	(246,151,781)	(214,784,571)
Foreign exchange monetary position	$ (273,700,343)	$ (231,061,172)	$ (206,889,091)